                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-2806

Exact name of registrant as specified in charter: Delaware Group Cash Reserve

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: March 31

Date of reporting period: September 30, 2005

Item 1.  Reports to Stockholders

                                             Delaware
                                             Investments(R)
                                             -----------------------------------
                                             A member of Lincoln Financial Group

FIXED INCOME

SEMIANNUAL REPORT SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
                           DELAWARE CASH RESERVE FUND

[Logo]POWERED BY RESEARCH(R)

TABLE
   OF CONTENTS
-------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                       1
-------------------------------------------------------------------
SECTOR ALLOCATION                                                 2
-------------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                                         3

  Statement of Operations                                         5

  Statements of Changes in Net Assets                             6

  Financial Highlights                                            7

  Notes to Financial Statements                                  11
-------------------------------------------------------------------
OTHER FUND INFORMATION                                           13
-------------------------------------------------------------------
ABOUT THE ORGANIZATION                                           15
-------------------------------------------------------------------


    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

DISCLOSURE                    For the Period April 1, 2005 to September 30, 2005
   OF FUND EXPENSES

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2005 to September 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

DELAWARE CASH RESERVE FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                  Expenses
                                                            Beginning     Ending                 Paid During
                                                             Account     Account    Annualized     Period
                                                              Value       Value       Expense     4/1/05 to
                                                             4/1/05      9/30/05       Ratio       9/30/05*
-----------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,013.00       0.67%        $3.38
Class B                                                     1,000.00    1,009.20       1.41%         7.10
Class C                                                     1,000.00    1,009.20       1.41%         7.10
Consultant Class                                            1,000.00    1,011.70       0.91%         4.59
-----------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,021.71       0.67%        $3.40
Class B                                                     1,000.00    1,018.00       1.41%         7.13
Class C                                                     1,000.00    1,018.00       1.41%         7.13
Consultant Class                                            1,000.00    1,020.51       0.91%         4.61
-----------------------------------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

SECTOR ALLOCATION                                     As of September 30, 2005
   DELAWARE CASH RESERVE FUND




Sector designations may be different than the sector designations presented in other Fund materials.

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
DISCOUNTED COMMERCIAL PAPER                                    83.69%
------------------------------------------------------------------------
Colleges & Universities                                         3.96%

Financial Services                                             48.04%

Industrial                                                      4.49%

Mortgage Bankers & Brokers                                     25.16%

Sovereign Agency                                                2.04%
------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT                                        10.22%
------------------------------------------------------------------------
INTEREST BEARING COMMERCIAL PAPER                               2.04%
------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES                                      2.66%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               98.61%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 1.39%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

STATEMENT                                       DELAWARE CASH RESERVE FUND
  OF NET ASSETS                                 September 30, 2005 (Unaudited)

                                                       Principal      Market
                                                        Amount         Value

(not =)DISCOUNTED COMMERCIAL PAPER - 83.69%
Colleges & Universities - 3.96%
  Leland Stanford Junior University
    3.762% 11/9/05                                    $15,000,000  $ 14,939,225
  University of California 3.906% 1/10/06               4,500,000     4,451,267
                                                                   ------------
                                                                     19,390,492
                                                                   ------------
Financial Services - 48.04%
 *Barton Capital
    3.65% 10/18/05                                     10,000,000     9,982,858
    3.786% 10/13/05                                    10,448,000    10,434,836
  CBA Finance 3.754% 11/14/05                           8,900,000     8,859,535
 *Eiffel Funding
    3.663% 10/11/05                                     9,306,000     9,296,565
    3.693% 10/25/05                                     5,000,000     4,987,767
    3.897% 12/19/05                                     7,000,000     6,940,706
 *Eureka Securitization 3.823% 11/16/05                 7,000,000     6,966,011
 *Fountain Square
    3.791% 11/15/05                                    12,863,000    12,802,383
    3.879% 12/27/05                                     8,000,000     7,925,953
  ING America Insurance Holdings
    3.775% 11/21/05                                    10,000,000     9,947,017
 *Moat Funding 3.803% 10/5/05                          10,000,000     9,995,778
  Nationwide Life 3.645% 10/17/05                      10,000,000     9,983,911
  Prudential
    3.722% 11/28/05                                     6,880,000     6,839,098
    3.764% 11/18/05                                     9,000,000     8,955,240
  Rabobank USA Finance 3.871% 10/3/05                  22,000,000    21,995,270
 *Sheffield Receivables 3.794% 10/7/05                  5,300,000     5,296,652
 *Starbird Funding 3.688% 10/24/05                     10,000,000     9,976,553
 *Steamboat Funding 3.882% 10/5/05                     22,000,000    21,990,516
 *Surrey Funding 3.901% 10/3/05                        10,023,000    10,020,828
  Swiss RE Financial Products
    3.959% 2/1/06                                      10,000,000     9,867,092
 *Three Pillars Funding
    3.766% 10/26/05                                    10,000,000     9,973,958
  UBS Finance 3.861% 10/3/05                           22,000,000    21,995,283
                                                                   ------------
                                                                    235,033,810
                                                                   ------------
Industrial - 4.49%
  BP Amoco Capital 3.861% 10/3/05                      22,000,000    21,995,282
                                                                   ------------
                                                                     21,995,282
                                                                   ------------
Mortgage Bankers & Brokers - 25.16%
  Credit Suisse First Boston
    3.491% 11/21/05                                     8,000,000     7,961,013
    3.746% 11/16/05                                     7,000,000     6,966,816
    3.942% 1/23/06                                      5,000,000     4,938,408
  Depfa Bank 3.976% 2/21/06                             8,000,000     7,875,749
  Goldman Sachs 3.802% 10/3/05                         12,000,000    11,997,467
  HBOS Treasury Services
    3.765% 11/18/05                                     4,600,000     4,577,061
  ING Funding 3.715% 12/6/05                           10,000,000     9,932,533
  Lehman Brothers Holdings
    3.881% 10/3/05                                     17,200,000    17,196,293
  Morgan Stanley
    3.867% 11/9/05                                      6,400,000     6,373,307
    3.902% 10/4/05                                     15,600,000    15,594,930
  Nordea North America
    3.704% 12/6/05                                     10,000,000     9,932,717
    3.930% 1/19/06                                     10,000,000     9,881,444
  Westpac Capital 3.974% 2/13/06                       10,000,000     9,853,750
                                                                   ------------
                                                                    123,081,488
                                                                   ------------

                                                       Principal      Market
                                                        Amount         Value

(not =)DISCOUNTED COMMERCIAL PAPER (continued)
Sovereign Agency - 2.04%
  Swedish National Finance (Sweden)
    3.64% 10/11/05                                    $10,000,000  $  9,989,944
                                                                   ------------
                                                                      9,989,944
                                                                   ------------
TOTAL DISCOUNTED COMMERCIAL PAPER
  (cost $409,491,016)                                               409,491,016
                                                                   ------------
CERTIFICATES OF DEPOSIT - 10.22%
oBank of America 3.81% 6/7/06                          10,000,000    10,000,000
(not =)First Tennessee Bank
    3.62% 10/14/05                                     10,000,000    10,000,000
    3.82% 11/21/05                                     10,000,000    10,000,000
(not =)Lloyds TSB Bank New York
    3.88% 12/28/05                                     10,000,000    10,000,000
oWashington Mutual Bank
    3.67% 5/31/06                                      10,000,000    10,000,000
                                                                   ------------
TOTAL CERTIFICATES OF DEPOSIT
  (cost $50,000,000)                                                 50,000,000
                                                                   ------------

oINTEREST BEARING COMMERCIAL PAPER - 2.04%
  Goldman Sachs 3.86% 8/7/06                           10,000,000    10,000,000
                                                                   ------------
TOTAL INTEREST BEARING COMMERCIAL PAPER
  (cost $10,000,000)                                                 10,000,000
                                                                   ------------
oVARIABLE RATE DEMAND NOTES - 2.66%
  North Texas Higher Education Authority
    3.84% 12/1/44 (AMBAC)                               8,000,000     8,000,000
  PCP Investors 3.88% 12/1/24                           2,000,000     2,000,000
  Stephens & Stephens 3.90% 11/1/34                     3,000,000     3,000,000
                                                                   ------------
TOTAL VARIABLE RATE DEMAND NOTES
  (cost $13,000,000)                                                 13,000,000
                                                                   ------------

TOTAL MARKET VALUE OF SECURITIES - 98.61%
  (cost $482,491,016)^                                              482,491,016
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 1.39%               6,794,008
                                                                   ------------
NET ASSETS APPLICABLE TO 489,630,922 SHARES
  OUTSTANDING - 100.00%                                            $489,285,024
                                                                   ============

Net Asset Value - Delaware Cash Reserve Fund
  Class A ($445,404,054 / 445,697,693 Shares)                             $1.00
                                                                          -----
Net Asset Value - Delaware Cash Reserve Fund
  Class B ($14,960,606 / 14,983,770 Shares)                               $1.00
                                                                          -----
Net Asset Value - Delaware Cash Reserve Fund
  Class C ($9,306,044 / 9,312,567 Shares)                                 $1.00
                                                                          -----
Net Asset Value - Delaware Cash Reserve Fund
  Consultant Class ($19,614,320 / 19,636,892 Shares)                      $1.00
                                                                          -----

STATEMENT                                            DELAWARE CASH RESERVE FUND
   OF NET ASSETS (CONTINUED)


COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2005:
Shares of beneficial interest
  (unlimited authorization - no par)                               $489,631,089
Undistributed net investment income                                       1,961
Accumulated net realized loss on investments                           (348,026)
                                                                   ------------
Total net assets                                                   $489,285,024
                                                                   ============

(not =)The interest rate shown is the effective yield as of the time of purchase.
*Asset-backed Commercial Paper.
^Also the cost for federal income tax purposes.
oVariable rate notes. The interest rate shown is the rate as of September 30, 2005.

SUMMARY OF ABBREVIATION:
AMBAC - Insured by the AMBAC Assurance Corporation

See accompanying notes

STATEMENT                       DELAWARE CASH RESERVE FUND
   OF OPERATIONS                Six Months Ended September 30, 2005 (Unaudited)

INVESTMENT INCOME:
  Interest                                                                            $7,620,252
                                                                                      ----------
EXPENSES:
  Management fees                                                      1,052,477
  Dividend disbursing and transfer agent fees and expenses               439,332
  Distribution expenses - Class B                                         72,794
  Distribution expenses - Class C                                         36,428
  Distribution expenses - Consultant Class                                29,150
  Accounting and administration expenses                                  87,697
  Reports and statements to shareholders                                  43,102
  Insurance fees                                                          35,423
  Legal and professional fees                                             33,881
  Registration fees                                                       21,033
  Trustees' fees                                                          12,010
  Custodian fees                                                           5,197
  Pricing fees                                                               779
  Taxes (other than taxes on income)                                         695
  Other                                                                    3,608       1,873,606
  Less expenses absorbed or waived                                     ---------        (156,389)
  Less waived distribution expenses -- Class B                                           (11,050)
  Less waived distribution expenses -- Class C                                            (5,484)
  Less waived distribution expenses -- Consultant Class                                   (4,858)
  Less expense paid indirectly                                                            (1,246)
                                                                                      ----------
  Total operating expenses                                                             1,694,579
                                                                                      ----------
NET INVESTMENT INCOME                                                                  5,925,673
                                                                                      ----------

NET REALIZED GAIN ON INVESTMENTS:
  Net Realized Gain on Investments                                                           750
                                                                                      ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  $5,926,423
                                                                                      ==========

See accompanying notes

STATEMENTS                                           DELAWARE CASH RESERVE FUND
   OF CHANGES IN NET ASSETS

                                                                                                       Six Months         Year
                                                                                                         Ended            Ended
                                                                                                         9/30/05         3/31/05
                                                                                                       (Unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                                               $  5,925,673    $   5,931,994
  Net realized gain on investments                                                                             750            3,573
                                                                                                      ------------     ------------
  Net increase in net assets resulting from operations                                                   5,926,423        5,935,567
                                                                                                      ------------     ------------

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                                                             (5,468,010)      (5,504,334)
    Class B                                                                                               (153,144)        (135,870)
    Class C                                                                                                (76,760)         (64,220)
    Consultant Class                                                                                      (225,798)        (227,570)
                                                                                                      ------------     ------------
                                                                                                        (5,923,712)      (5,931,994)
                                                                                                      ------------     ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                                            253,895,300      669,359,865
    Class B                                                                                              4,439,452       15,751,441
    Class C                                                                                              6,981,131       11,940,121
    Consultant Class                                                                                     4,773,829       20,542,359

  Net asset value of shares issued upon reinvestment of dividends:
    Class A                                                                                              5,247,120        5,221,123
    Class B                                                                                                132,167          112,292
    Class C                                                                                                 70,637           56,890
    Consultant Class                                                                                       218,083          215,023
                                                                                                      ------------     ------------
                                                                                                       275,757,719      723,199,114
                                                                                                      ------------     ------------
  Cost of shares repurchased:
    Class A                                                                                           (250,293,845)    (723,689,725)
    Class B                                                                                             (7,365,682)     (19,891,833)
    Class C                                                                                             (7,479,822)     (12,555,278)
    Consultant Class                                                                                    (5,209,231)     (33,253,549)
                                                                                                      ------------     ------------
                                                                                                      (270,348,580)    (789,390,385)
                                                                                                      ------------     ------------
Increase (decrease) in net assets derived from capital share transactions                                5,409,139      (66,191,271)
                                                                                                      ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS                                                                    5,411,850      (66,187,698)

NET ASSETS:
  Beginning of period                                                                                  483,873,174      550,060,872
                                                                                                      ------------     ------------
  End of period (including undistributed net investment income of $1,961 and $--, respectively)       $489,285,024     $483,873,174
                                                                                                      ============     ============

See accompanying notes

FINANCIAL
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                            Delaware Cash Reserve Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                             Year
                                                               Ended                                Ended
                                                             9/30/05(1)    3/31/05     3/31/04     3/31/03      3/31/02     3/31/01
                                                            (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                           $1.000      $1.000       $1.000      $1.000       $1.000      $1.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.013       0.012        0.007       0.009        0.026       0.056
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.013       0.012        0.007       0.009        0.026       0.056
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS FROM:
Net investment income                                          (0.013)     (0.012)      (0.007)     (0.009)      (0.026)     (0.056)
                                                               ------      ------       ------      ------       ------      ------
Total dividends                                                (0.013)     (0.012)      (0.007)     (0.009)      (0.026)     (0.056)
                                                               ------      ------       ------      ------       ------      ------

Net asset value, end of period                                 $1.000      $1.000       $1.000      $1.000       $1.000      $1.000
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(2)                                                 1.30%       1.21%        0.67%       0.92%        2.59%       5.75%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $445,404    $436,552     $485,657    $538,469     $525,032    $548,006
Ratio of expenses to average net assets                         0.67%       0.56%        0.45%       0.76%        0.92%       0.84%
Ratio of expenses to average net assets prior to expense
  limitation and expense paid indirectly                        0.74%       0.78%        0.93%       0.99%        0.92%       0.84%
Ratio of net investment income to average net assets            2.58%       1.17%        0.67%       0.91%        2.56%       5.60%
Ratio of net investment income to average net assets prior
  to expense limitation and expense paid indirectly             2.51%       0.95%        0.19%       0.68%        2.56%       5.60%

(1) Ratios have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Delaware Cash Reserve Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months                             Year
                                                                Ended                                Ended
                                                              9/30/05(1)   3/31/05      3/31/04     3/31/03     3/31/02     3/31/01
                                                             (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $1.000      $1.000       $1.000      $1.000       $1.000      $1.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.009       0.007        0.001       0.002        0.016       0.046
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.009       0.007        0.001       0.002        0.016       0.046
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS FROM:
Net investment income                                          (0.009)     (0.007)      (0.001)     (0.002)      (0.016)     (0.046)
                                                               ------      ------       ------      ------       ------      ------
Total dividends                                                (0.009)     (0.007)      (0.001)     (0.002)      (0.016)     (0.046)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $1.000      $1.000       $1.000      $1.000       $1.000      $1.000
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(2)                                                 0.92%       0.70%        0.11%       0.16%        1.57%       4.71%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $14,961     $17,755      $21,783     $37,025      $25,744     $32,267
Ratio of expenses to average net assets                         1.41%       1.06%        1.02%       1.51%        1.92%       1.84%
Ratio of expenses to average net assets prior to expense
  limitation and expense paid indirectly                        1.62%       1.78%        1.93%       1.99%        1.92%       1.84%
Ratio of net investment income to average net assets            1.85%       0.67%        0.10%       0.16%        1.56%       4.60%
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expense paid indirectly       1.64%      (0.05%)      (0.81%)     (0.32%)       1.56%       4.60%

(1) Ratios have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Delaware Cash Reserve Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months                             Year
                                                                Ended                                Ended
                                                              9/30/05(1)   3/31/05      3/31/04     3/31/03      3/31/02    3/31/01
                                                             (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $1.000      $1.000       $1.000      $1.000       $1.000      $1.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.009       0.007        0.001       0.002        0.016       0.046
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.009       0.007        0.001       0.002        0.016       0.046
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS FROM:
Net investment income                                          (0.009)     (0.007)      (0.001)     (0.002)      (0.016)     (0.046)
                                                               ------      ------       ------      ------       ------      ------
Total dividends                                                (0.009)     (0.007)      (0.001)     (0.002)      (0.016)     (0.046)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $1.000      $1.000       $1.000      $1.000       $1.000      $1.000
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(2)                                                 0.92%       0.70%        0.11%       0.16%        1.57%       4.71%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $9,306      $9,734      $10,293     $10,424       $7,084      $6,893
Ratio of expenses to average net assets                         1.41%       1.06%        1.02%       1.51%        1.92%       1.84%
Ratio of expenses to average net assets prior to expense
  limitation and expense paid indirectly                        1.62%       1.78%        1.93%       1.99%        1.92%       1.84%
Ratio of net investment income to average net assets            1.85%       0.67%        0.10%       0.16%        1.56%       4.60%
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expense paid indirectly       1.64%      (0.05%)      (0.81%)     (0.32%)       1.56%       4.60%

(1) Ratios have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding
throughout each period were as follows:
------------------------------------------------------------------------------------------------------------------------------------
                                                                             Delaware Cash Reserve Fund Consultant Class
                                                             Six Months                             Year
                                                               Ended                                Ended
                                                             9/30/05(1)   3/31/05      3/31/04     3/31/03      3/31/02     3/31/01
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $1.000      $1.000       $1.000      $1.000       $1.000      $1.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.012       0.010        0.004       0.007        0.023       0.054
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.012       0.010        0.004       0.007        0.023       0.054
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS FROM:
Net investment income                                          (0.012)     (0.010)      (0.004)     (0.007)      (0.023)     (0.054)
                                                               ------      ------       ------      ------       ------      ------
Total dividends                                                (0.012)     (0.010)      (0.004)     (0.007)      (0.023)     (0.054)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $1.000      $1.000       $1.000      $1.000       $1.000      $1.000
                                                               ======      ======       ======      ======       ======      ======
TOTAL RETURN(2)                                                 1.17%       0.95%        0.42%       0.67%        2.34%       5.49%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $19,614     $19,832      $32,328     $37,030      $34,614     $36,783
Ratio of expenses to average net assets                         0.91%       0.81%        0.70%       1.01%        1.17%       1.09%
Ratio of expenses to average net assets prior to expense
  limitation and expense paid indirectly                        1.04%       1.08%        1.23%       1.24%        1.17%       1.09%
Ratio of net investment income to average net assets            2.35%       0.92%        0.42%       0.66%        2.31%       5.35%
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expense paid indirectly       2.22%       0.65%       (0.11%)      0.43%        2.31%       5.35%

(1) Ratios have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                                             DELAWARE CASH RESERVE FUND
  TO FINANCIAL STATEMENTS                         September 30, 2005 (Unaudited)

Delaware Group Cash Reserve (the "Trust") is organized as a Delaware statutory trust and offers one series, the Delaware Cash Reserve Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C and Consultant Class shares. Class A and Consultant Class shares are not subject to a sales charge. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Consultant Class shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of the Fund is to seek to provide maximum current income, while preserving principal and maintaining liquidity.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended September 30, 2005 were approximately $1,246. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND
   OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion and 0.30% on the average daily net assets in excess of $2.5 billion.

Effective July 1, 2005, DMC has elected to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.70% of average daily net assets of the Fund, which can be revoked at any time. Prior to July 1, 2005, DMC had elected to waive its fees in order to prevent such expenses from exceeding 0.65% of the average daily net assets of the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Effective May 19, 2005, the Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and administration services. Prior to May 19, 2005, the Fund paid DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Consultant Class shares and 1.00% of the average daily net assets of the Class B and C shares. Class A shares pay no distribution and service expenses. DDLP has elected to waive distribution and service fees in order to prevent these fees from exceeding 0.25% of average daily net assets for Consultant Class shares. This waiver may be revoked at any time. Prior to July 1, 2005, DDLP had elected to waive distribution and service fees in order to prevent these fees from exceeding 0.50% of average daily net assets for Class B and C shares.

At September 30, 2005, the Fund had liabilities payable to affiliates as follows:

  Investment management fee payable to DMC           $177,845

  Dividend disbursing, transfer agent,
    accounting and administration fees and
    other expenses payable to DSC                     128,003

  Other expenses payable to DMC and affiliates*        29,538

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the six months ended September 30, 2005, the Delaware Cash Reserve Fund was charged $11,728 for internal legal services provided by DMC.

NOTES                                                DELAWARE CASH RESERVE FUND
   TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND
   OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
For the six months ended September 30, 2005, DDLP received gross contingent deferred sales charge commissions of $47,109 and $1,491 on redemption of the Fund's Class B and Class C shares, respectively. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. DIVIDEND AND DISTRIBUTION INFORMATION
Income distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends paid during the six months ended September 30, 2005 and the year ended March 31, 2005 was as follows:

                                                Six Months      Year
                                                  Ended         Ended
                                                 9/30/05*      3/31/05
                                               -----------   ----------
   Ordinary income                             $5,923,712    $5,931,994

*Tax information for the six months ended September 30, 2005 is an estimate and the tax character of dividends may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of September 30, 2005, the estimated components of net assets on a tax basis were as follows:

  Shares of beneficial interest                        $489,631,089
  Undistributed ordinary income                               1,961
  Capital loss carryforwards                               (348,026)
                                                       ------------
  Net assets                                           $489,285,024
                                                       ============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards at March 31, 2005 will expire as follows: $348,776 expires in 2011.

For the six months ended September 30, 2005, the Fund had capital gains of $750 which may reduce the capital loss carryforwards.

4. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                       Six Months      Year
                                                         Ended         Ended
                                                        9/30/05       3/31/05

Shares sold:
  Class A                                            253,895,299    669,359,865
  Class B                                              4,439,453     15,751,441
  Class C                                              6,981,130     11,940,121
  Consultant Class                                     4,773,829     20,542,359

Shares issued upon reinvestment of dividends:
  Class A                                              5,247,120      5,221,081
  Class B                                                132,167        112,291
  Class C                                                 70,637         56,890
  Consultant Class                                       218,083        215,023
                                                    ------------   ------------
                                                     275,757,718    723,199,071
                                                    ------------   ------------
Shares repurchased:
  Class A                                           (250,293,844)  (723,689,725)
  Class B                                             (7,365,682)   (19,891,832)
  Class C                                             (7,479,926)   (12,555,278)
  Consultant Class                                    (5,209,231)   (33,253,549)
                                                    ------------   ------------
                                                    (270,348,683)  (789,390,384)
                                                    ------------   ------------
Net increase (decrease)                                5,409,035    (66,191,313)
                                                    ============   ============

For the six months ended September 30, 2005 and the year ended March 31, 2005, 731,494 Class B shares were converted to 731,494 Consultant Class shares valued at $731,494 and 580,569 Class B shares were converted to 580,569 Consultant Class shares valued at $580,569, respectively. The respective amounts are included in Class B redemptions and Consultant Class subscriptions in the table above and the Statements of Changes in Net Assets.

5. CREDIT AND MARKET RISKS
An Investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

6. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

OTHER                                                DELAWARE CASH RESERVE FUND
   FUND INFORMATION

BOARD CONSIDERATION OF DELAWARE CASH RESERVE FUND INVESTMENT ADVISORY AGREEMENT

At a meeting held on May 18-19, 2005 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Cash Reserve Fund (the "Fund"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Lipper reports compared the Fund's investment performance and expenses with those of other comparable mutual funds. The Board also requested and received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager's profitability organized by client type, including the Fund; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit the advisor's ability to fully invest in accordance with the Fund's policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Jude Driscoll, Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions raised by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments(R) Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations.The Board noted that it was pleased with the current staffing of the Fund's investment advisor during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc., noting the receipt by such affiliate of the DALBAR Pyramid Award in four of the last six years and the continuing expenditures by Delaware Investments to increase and improve the scope of shareholder services. Additionally, the Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Fund. The Board was pleased by DMC's investment performance, noting Barron's ranking of the Delaware Investments(R) Family of Funds in the top quartile of mutual fund families for 2002 - 2004. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Consultant Class shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the highest performance is ranked first, and a fund with the lowest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three, five and 10 year periods ended February 28, 2005. The Board noted its objective that the Fund's performance be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board's view of such performance.

The Performance Universe for this Fund consisted of the Fund and all money market funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one year period was in the second quartile of such Performance Universe. The report further showed that the Fund's total return for the three and 5 year periods was in the third quartile and the Fund's total return for the 10 year period was in the fourth quartile. The Board noted that the Fund's performance results were mixed. The Board also noted that relative performance had been improving due to an expense cap that currently is in place for the Fund. The Board was satisfied that management was taking effective action to enhance performance and met the Board's performance objective.

OTHER                                                DELAWARE CASH RESERVE FUND
   FUND INFORMATION (CONTINUED)

CONSIDERATION OF DELAWARE CASH RESERVE FUND INVESTMENT ADVISORY AGREEMENT (CONTINUED)

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments(R) Family of Funds, Delaware Investments' institutional separate account business and other lines of business at Delaware Investments. The Board stated its belief that, given the differing level of service provided to Delaware Investments' various clients and other factors that related to the establishment of fee levels, variations in the levels of fees and expenses were justified. The Board placed significant emphasis on the comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of similar funds as selected by Lipper (the "Expense Group") and among the other Delaware Investments funds. In reviewing comparative costs, the Fund's contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Fund's total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Consultant Class shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board noted its objective to limit the Fund's total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board's view of such expenses.

The expense comparisons for the Fund showed that its management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fees and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments(R) Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. At the Board's request, management also provided information relating to Delaware Investments' profitability by client type. The information provided set forth the revenue, expenses and pre-tax income/loss attributable to the Delaware Investments(R) Family of Funds, Delaware Investments' separate account business and other lines of business at Delaware Investments. Emphasis was given to the level and type of service provided to the various clients. The Board was satisfied with the level of profits realized by Delaware Investments from its relationships with the Fund and the Delaware Investments(R) Family of Funds.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Fund's management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

ABOUT
  THE ORGANIZATION

This semiannual report is for the information of Delaware Cash Reserve Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Cash Reserve Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                           AFFILIATED OFFICERS                       CONTACT INFORMATION
JUDE T. DRISCOLL                            MICHAEL P. BISHOF                         INVESTMENT MANAGER
Chairman                                    Senior Vice President and                 Delaware Management Company,
Delaware Investments Family of Funds        Chief Financial Officer                   a Series of Delaware Management Business Trust
Philadelphia, PA                            Delaware Investments Family of Funds      Philadelphia, PA
                                            Philadelphia, PA
THOMAS L. BENNETT                                                                     NATIONAL DISTRIBUTOR
Private Investor                            DAVID F. CONNOR                           Delaware Distributors, L.P.
Rosemont, PA                                Vice President, Deputy General Counsel    Philadelphia, PA
                                            and Secretary
JOHN A. FRY                                 Delaware Investments Family of Funds      SHAREHOLDER SERVICING, DIVIDEND
President                                   Philadelphia, PA                          DISBURSING AND TRANSFER AGENT
Franklin & Marshall College                                                           Delaware Service Company, Inc.
Lancaster, PA                               DAVID P. O'CONNOR                         2005 Market Street
                                            Senior Vice President, General Counsel    Philadelphia, PA 19103-7094
ANTHONY D. KNERR                            and  Chief Legal Officer
Managing Director                           Delaware Investments Family of Funds      FOR SHAREHOLDERS
Anthony Knerr & Associates                  Philadelphia, PA                          800 523-1918
New York, NY
                                            JOHN J. O'CONNOR                          FOR SECURITIES DEALERS AND FINANCIAL
LUCINDA S. LANDRETH                         Senior Vice President and Treasurer       INSTITUTIONS REPRESENTATIVES ONLY
Former Chief Investment Officer             Delaware Investments Family of Funds      800 362-7500
Assurant, Inc.                              Philadelphia, PA
Philadelphia, PA                                                                      WEB SITE
                                                                                      www.delawareinvestments.com
ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer                                                 Delaware Investments is the marketing name
National Gallery of Art                                                               for Delaware Management Holdings, Inc. and
Washington, DC                                                                        its subsidiaries.

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

J. RICHARD ZECHER
Founder
Investor Analytics
Scottsdale, AZ

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

Delaware
Investments(R)
-----------------------------------
A member of Lincoln Financial Group








                                                              Printed in the USA
(9876)                                                          SEMI-0511 CASRES
SA-008 [9/05] IVES 11/05                                       MF0510345 PO10509

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the

Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

        Not applicable.

    (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

    (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT:  Delaware Group Cash Reserve

       Jude T. Driscoll
------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  December 8, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

       Jude T. Driscoll
------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  December 8, 2005

       Michael P. Bishof
------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  December 8, 2005